UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05178

Name of Fund:  BlackRock Equity Dividend Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Equity

Dividend Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 07/31/2016

Date of reporting period: 10/31/2015

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 6.6%
Honeywell International, Inc.	3,340,417	$344,998,268
Lockheed Martin Corp.	1,424,510	313,150,033
Northrop Grumman Corp.	1,855,202	348,314,175
Raytheon Co.	3,924,889	460,781,969
United Technologies Corp.	764,570	75,241,334

		1,542,485,779
Air Freight & Logistics — 1.1%
United Parcel Service, Inc., Class B	2,506,792	258,249,712
Banks — 15.3%
Bank of America Corp.	20,178,266	338,591,303
Citigroup, Inc.	13,327,468	708,621,474
JPMorgan Chase & Co.	14,277,690	917,341,582
SunTrust Banks, Inc.	9,897,413	410,940,588
US Bancorp	8,747,843	368,984,018
Wells Fargo & Co.	15,630,585	846,239,872

		3,590,718,837
Beverages — 1.8%
Coca-Cola Co.	5,777,727	244,686,739
Diageo PLC	6,293,037	181,427,811

		426,114,550
Biotechnology — 0.5%
AbbVie, Inc.	2,021,361	120,372,048
Capital Markets — 2.0%
Goldman Sachs Group, Inc.	1,227,598	230,174,625
Morgan Stanley	7,591,011	250,275,633

		480,450,258
Chemicals — 3.0%
Dow Chemical Co.	4,952,146	255,877,384
E.I. du Pont de Nemours & Co.	5,058,022	320,678,594
Praxair, Inc.	1,099,054	122,093,909

		698,649,887
Commercial Services & Supplies — 0.4%
Tyco International PLC	2,605,508	94,944,712
Communications Equipment — 2.1%
Motorola Solutions, Inc.	2,719,543	190,286,424
QUALCOMM, Inc.	5,039,857	299,468,303

		489,754,727
Consumer Finance — 0.3%
American Express Co.	1,080,693	79,171,569
Diversified Financial Services — 0.9%
CME Group, Inc.	2,220,183	209,740,688
Diversified Telecommunication Services — 2.0%
BCE, Inc.	1,549,348	66,947,327

Common Stocks	Shares	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	8,705,142	$408,097,057

		475,044,384
Electric Utilities — 1.8%
Exelon Corp.	3,722,530	103,933,038
ITC Holdings Corp.	1,921,707	62,878,253
NextEra Energy, Inc.	2,626,391	269,625,300

		436,436,591
Electrical Equipment — 0.4%
Rockwell Automation, Inc.	786,359	85,838,948
Energy Equipment & Services — 0.5%
Schlumberger Ltd.	1,395,367	109,061,885
Food & Staples Retailing — 1.3%
Kroger Co.	8,121,036	306,975,161
Food Products — 0.6%
Mondelez International, Inc., Class A	2,982,043	137,651,105
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	2,021,361	90,556,973
Becton Dickinson & Co.	997,222	142,124,079

		232,681,052
Health Care Providers & Services — 3.8%
Anthem, Inc.	1,244,057	173,110,531
Quest Diagnostics, Inc.	3,186,918	216,551,078
UnitedHealth Group, Inc.	4,193,451	493,904,659

		883,566,268
Hotels, Restaurants & Leisure — 0.9%
McDonald’s Corp.	1,836,592	206,157,452
Household Products — 1.8%
Procter & Gamble Co.	5,391,316	411,788,716
Industrial Conglomerates — 3.5%
3M Co.	616,566	96,930,341
General Electric Co.	25,013,535	723,391,432

		820,321,773
Insurance — 5.8%
ACE Ltd.	1,090,074	123,767,002
American International Group, Inc.	5,776,333	364,255,559
MetLife, Inc.	6,135,037	309,083,164
Prudential Financial, Inc.	3,735,755	308,199,787
Travelers Cos., Inc.	2,372,649	267,848,346

		1,373,153,858
IT Services — 0.2%
International Business Machines Corp.	361,848	50,687,668

BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2015	1

Schedule of Investments (continued)	BlackRock Equity Dividend Fund

Common Stocks	Shares	Value
Media — 1.5%
Comcast Corp., Special Class A	5,796,247	$363,482,649
Metals & Mining — 0.3%
BHP Billiton Ltd.	4,454,526	73,057,507
Multi-Utilities — 2.6%
CMS Energy Corp.	3,643,910	131,435,834
Dominion Resources, Inc.	3,508,380	250,603,583
Public Service Enterprise Group, Inc.	2,736,550	112,992,149
WEC Energy Group, Inc.	2,128,542	109,747,626

		604,779,192
Multiline Retail — 1.6%
Dollar General Corp.	5,400,870	366,016,960
Oil, Gas & Consumable Fuels — 9.0%
Chevron Corp.	2,726,475	247,782,048
ConocoPhillips	1,731,474	92,374,138
Exxon Mobil Corp.	7,303,827	604,318,646
Marathon Oil Corp.	5,100,581	93,748,679
Marathon Petroleum Corp.	5,204,648	269,600,767
Occidental Petroleum Corp.	5,242,069	390,743,823
Spectra Energy Corp.	2,882,376	82,349,482
Total SA — ADR	6,825,726	329,204,765

		2,110,122,348
Paper & Forest Products — 0.9%
International Paper Co.	4,744,380	202,537,582
Personal Products — 0.2%
Unilever NV — NY Shares	1,130,590	50,853,938
Pharmaceuticals — 8.1%
AstraZeneca PLC	1,768,560	112,714,737
Bristol-Myers Squibb Co.	2,997,377	197,677,013
Johnson & Johnson	3,898,582	393,873,739
Merck & Co., Inc.	8,668,810	473,837,155
Pfizer, Inc.	21,640,627	731,886,005

		1,909,988,649
Professional Services — 0.5%
Nielsen Holdings PLC	2,431,258	115,509,068
Real Estate Investment Trusts (REITs) — 0.4%
Weyerhaeuser Co.	3,290,872	96,521,276
Road & Rail — 0.6%
Union Pacific Corp.	1,556,109	139,038,339
Semiconductors & Semiconductor Equipment — 2.5%
Intel Corp.	16,310,085	552,259,478
NVIDIA Corp.	978,928	27,772,187

		580,031,665

Common Stocks	Shares	Value
Software — 3.2%
Oracle Corp.	5,951,190	$231,144,219
Microsoft Corp.	10,007,403	526,789,694

		757,933,913
Specialty Retail — 3.2%
Gap, Inc.	7,930,330	215,863,582
Home Depot, Inc.	4,404,634	544,588,948

		760,452,530
Technology Hardware, Storage & Peripherals — 1.3%
Lenovo Group Ltd.	65,342,000	60,711,651
Samsung Electronics Co. Ltd.	204,170	244,886,728

		305,598,379
Tobacco — 1.9%
Altria Group, Inc.	2,748,069	166,175,732
Philip Morris International, Inc.	1,307,680	115,598,912
Reynolds American, Inc.	3,618,780	174,859,450

		456,634,094
Water Utilities — 0.8%
American Water Works Co., Inc.	3,420,214	196,183,475
Wireless Telecommunication Services — 0.5%
SK Telecom Co. Ltd.	514,170	108,881,809
Total Long-Term Investments (Cost — $16,374,520,438) — 96.7%		22,717,641,001

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (a)(b)	744,343,102	744,343,102
Total Short-Term Securities (Cost — $744,343,102) — 3.2%		744,343,102
Total Investments (Cost — $17,118,863,540*) — 99.9%		23,461,984,103
Other Assets Less Liabilities — 0.1%		23,993,811

Net Assets — 100.0%		$23,485,977,914

*	As of October 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$33,855,387,249

Gross unrealized appreciation	$6,667,221,747
Gross unrealized depreciation	(17,060,624,893)

Net unrealized depreciation	$(10,393,403,146)

2	BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Equity Dividend Fund

Notes to Schedule of Investments

(a)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at October 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	870,929,449	(126,586,347)	744,343,102	$211,201
BlackRock Liquidity Series, LLC, Money Market Series	—	—	—	$120,115	[1]

[1]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Represents the current yield as of period end.

Portfolio Abbreviation

ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2015	3

Schedule of Investments (continued)	BlackRock Equity Dividend Fund

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$1,542,485,779	—	—	$1,542,485,779
Air Freight & Logistics	258,249,712	—	—	258,249,712
Banks	3,590,718,837	—	—	3,590,718,837
Beverages	244,686,739	$181,427,811	—	426,114,550
Biotechnology	120,372,048	—	—	120,372,048
Capital Markets	480,450,258	—	—	480,450,258
Chemicals	698,649,887	—	—	698,649,887
Commercial Services & Supplies	94,944,712	—	—	94,944,712
Communications Equipment	489,754,727	—	—	489,754,727
Consumer Finance	79,171,569	—	—	79,171,569
Diversified Financial Services	209,740,688	—	—	209,740,688
Diversified Telecommunication Services	475,044,384	—	—	475,044,384
Electric Utilities	436,436,591	—	—	436,436,591
Electrical Equipment	85,838,948	—	—	85,838,948
Energy Equipment & Services	109,061,885	—	—	109,061,885
Food & Staples Retailing	306,975,161	—	—	306,975,161
Food Products	137,651,105	—	—	137,651,105
Health Care Equipment & Supplies	232,681,052	—	—	232,681,052
Health Care Providers & Services	883,566,268	—	—	883,566,268
Hotels, Restaurants & Leisure	206,157,452	—	—	206,157,452
Household Products	411,788,716	—	—	411,788,716
Industrial Conglomerates	820,321,773	—	—	820,321,773
Insurance	1,373,153,858	—	—	1,373,153,858
IT Services	50,687,668	—	—	50,687,668
Media	363,482,649	—	—	363,482,649
Metals & Mining	—	73,057,507	—	73,057,507
Multi-Utilities	604,779,192	—	—	604,779,192
Multiline Retail	366,016,960	—	—	366,016,960
Oil, Gas & Consumable Fuels	2,110,122,348	—	—	2,110,122,348
Paper & Forest Products	202,537,582	—	—	202,537,582
Personal Products	50,853,938	—	—	50,853,938
Pharmaceuticals	1,797,273,912	112,714,737	—	1,909,988,649
Professional Services	115,509,068	—	—	115,509,068
Real Estate Investment Trusts (REITs)	96,521,276	—	—	96,521,276
Road & Rail	139,038,339	—	—	139,038,339
Semiconductors & Semiconductor Equipment	580,031,665	—	—	580,031,665
Software	757,933,913	—	—	757,933,913

4	BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2015

Schedule of Investments (concluded)	BlackRock Equity Dividend Fund

Specialty Retail	760,452,530	—	—	760,452,530
Technology Hardware, Storage & Peripherals	—	305,598,379	—	305,598,379
Tobacco	456,634,094	—	—	456,634,094
Water Utilities	196,183,475	—	—	196,183,475
Wireless Telecommunication Services	—	108,881,809	—	108,881,809
Short-Term Securities	744,343,102	—	—	744,343,102

Total	$22,680,303,860	$781,680,243	—	$23,461,984,103

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, foreign currency at value of $1,099 is categorized as level 1 within the disclosure hierarchy.

During the period ended October 31, 2015, there were no transfers between levels.

BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2015	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Equity Dividend Fund

Date: December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Equity Dividend Fund

Date: December 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Equity Dividend Fund

Date: December 22, 2015